Note Payable, Net (Details)	1 Months Ended	3 Months Ended			12 Months Ended
	Apr. 30, 2024 USD ($) Percentage Years $ / shares shares	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Mar. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)
Note Payable, Net [Line Items]
Purchase of warrant (in Shares) | shares	14,535
Warrant term	3 years
Fair value of warrant		$ (104,278,287)	$ 624,888
Loan amounted		10,201	10,201	0	17,002
Interest expense related amount		1,539	1,573	$ 0	2,633
Note payable, net		$ 74,600	$ 64,399		$ 54,198
April 2024 Warrant [Member]
Note Payable, Net [Line Items]
Warrant term	3 years
Price per warrant (in Dollars per share) | $ / shares	$ 0.86
Principal amount	$ 40,804
Warrant [Member]
Note Payable, Net [Line Items]
Fair value of warrant	40,804
Promissory Note [Member]
Note Payable, Net [Line Items]
Principal amount	$ 78,000
April 2024 Loan [Member]
Note Payable, Net [Line Items]
Fixed interest	8.00%
Principal amount	$ 37,196
Measurement Input, Option Volatility [Member]
Note Payable, Net [Line Items]
Assumptions fair value of warrants issued | Percentage	174.03
Measurement Input, Option Volatility [Member] | April 2024 Warrant [Member]
Note Payable, Net [Line Items]
Assumptions fair value of warrants issued | Percentage	174.03
Measurement Input, Risk Free Interest Rate [Member]
Note Payable, Net [Line Items]
Assumptions fair value of warrants issued | Percentage	4.87
Measurement Input, Risk Free Interest Rate [Member] | April 2024 Warrant [Member]
Note Payable, Net [Line Items]
Assumptions fair value of warrants issued | Percentage	4.87
Measurement Input, Expected Dividend Rate [Member]
Note Payable, Net [Line Items]
Assumptions fair value of warrants issued | Percentage	0
Measurement Input, Expected Dividend Rate [Member] | April 2024 Warrant [Member]
Note Payable, Net [Line Items]
Assumptions fair value of warrants issued | Percentage	0
Measurement Input, Expected Term [Member]
Note Payable, Net [Line Items]
Assumptions fair value of warrants issued | Years	3
Measurement Input, Expected Term [Member] | April 2024 Warrant [Member]
Note Payable, Net [Line Items]
Assumptions fair value of warrants issued | Years	3